Commitments - Aggregate minimum rentals receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 15,822	£ 17,534
Within 1 year
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	1,734	1,888
Later than 1 year but not later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	3,423	4,256
Later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 10,665	£ 11,390